Loans and Allowance for Credit Losses - Summary of Primary Macroeconomic Drivers of Credit Losses in Models Used to Estimate ACL on Performing Loans, Commitments, and Acceptances (Detail)	12 Months Ended
Oct. 31, 2018
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.80%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	3.60%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.70%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.10%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Oil price (West Texas Intermediate) growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.60%
Base Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	0.10%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	6.00%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	4.10%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.70%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.40%
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Oil price (West Texas Intermediate) growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(2.10%)
Base Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	3.90%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.70%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	3.60%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.30%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.10%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Oil price (West Texas Intermediate) growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	36.00%
Upside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.30%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.10%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	3.30%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.10%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	1.90%
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Oil price (West Texas Intermediate) growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(7.90%)
Upside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.50%
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	6.80%
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	4.80%
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(2.00%)
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(2.30%)
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Oil price (West Texas Intermediate) growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(36.00%)
Downside Scenario [member] | Next Twelve Months Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	(9.20%)
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	7.10%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | US unemployment rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.30%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canada Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.70%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | U.S. Gross domestic product growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	2.60%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Oil price (West Texas Intermediate) growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	11.80%
Downside Scenario [member] | 2 to 5 Years Credit Losses [member] | Canadian housing price index growth rate [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
Average value macroeconomic drivers percentage	5.80%